REVENUE - Additional Information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2021 USD ($) t	Dec. 31, 2021 USD ($) t	Dec. 31, 2020 USD ($)
Disaggregation of Revenue [Line Items]
Mark-to-market derivative valuation | $		$ 208,811	$ 540
Hilli LLC
Disaggregation of Revenue [Line Items]
Capacity utilization of Hilli (in tons)	200,000	400,000
Mark-to-market derivative valuation | $	$ 28,600
Hilli LLC | 2022 Incremental Capacity
Disaggregation of Revenue [Line Items]
Utilization (in tons)		1,400,000
Hilli LLC | 2023 Incremental Capacity
Disaggregation of Revenue [Line Items]
Utilization (in tons)		1,600,000
Liquefaction services revenue | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Disaggregation of Revenue [Line Items]
Reaming contract term (in years)		4 years 6 months